Operating, Selling and General Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating, Selling and General Expense
Employee and contract service costs	$ 8,831	$ 8,821
Materials and equipment	2,265	2,244
Commodities	1,820	1,578
Travel, marketing and other	332	416
Total Operating, Selling and General Expense	$ 13,248	$ 13,059